FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2016
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 42: FOREIGN EXCHANGE POSITION

At December 31, 2016, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 6,063 million (EUR 6,493 million for 2015 and EUR 7,044 million for 2014) and EUR 5,211 million (EUR 5,544 million for 2015 and EUR 6,755 million for 2014), respectively.